Loans and advances and deposits held at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	£ 213,897	£ 199,337
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	213,881	199,337
Banks [member] | Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	18,144	15,569
Customers [member] | Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	195,737	183,768
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	141,636	136,959
Loans and advances [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	9,722	10,228
Loans and advances [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	121,015	124,891
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	£ 10,899	£ 1,840